Fair Value Measurements, Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Nov. 30, 2013
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Estimated Carrying and Fair Values of Financial Instrument Assets and (Liabilities) Not Measured at Fair Value on a Recurring Basis
The estimated carrying and fair values and basis of valuation of our financial instrument assets and liabilities that are not measured at fair value on a recurring basis were as follows (in millions):

	November 30, 2013				November 30, 2012
	Carrying Value	Fair Value			Carrying Value	Fair Value
		Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
Assets
Cash and cash equivalents (a)	$349	$349	$—	$—	$269	$269	$—	$—
Long-term other assets (b)	110	1	58	50	104	1	36	62
Total	$459	$350	$58	$50	$373	$270	$36	$62
Liabilities
Fixed rate debt (c)	$5,574	$—	$5,941	$—	$5,195	$—	$5,825	$—
Floating rate debt (c)	3,986	—	3,997	—	3,707	—	3,706	—
Total	$9,560	$—	$9,938	$—	$8,902	$—	$9,531	$—

(a)	Cash and cash equivalents are comprised of cash on hand and time deposits and, due to their short maturities, the carrying values approximate their fair values.

(b)
At November 30, 2013 and 2012, substantially all of our long-term other assets were comprised of notes and other receivables. The fair values of our Level 1 and Level 2 notes and other receivables were based on estimated future cash flows discounted at appropriate market interest rates. The fair values of our Level 3 notes receivable were estimated using risk-adjusted discount rates.

(c)
The net difference between the fair value of our fixed rate debt and its carrying value was due to the market interest rates in existence at November 30, 2013 and 2012 being lower than the fixed interest rates on these debt obligations, including the impact of any changes in our credit ratings. At November 30, 2013, the net difference between the fair value of our floating rate debt and its carrying value was due to the market interest rates in existence at November 30, 2013 being slightly lower than the floating interest rates on these debt obligations, including the impact of any changes in our credit ratings. The fair values of our publicly-traded notes were based on their unadjusted quoted market prices in markets that are not sufficiently active to be Level 1. The fair values of our other debt were estimated based on appropriate market interest rates being applied to this debt.

Estimated Fair Value and Basis of Valuation of Financial Instrument Assets and (Liabilities) Measured at Fair Value on Recurring Basis
The estimated fair value and basis of valuation of our financial instrument assets and liabilities that are measured at fair value on a recurring basis were as follows (in millions):

	November 30, 2013			November 30, 2012
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Assets
Cash equivalents (a)	$113	$—	$—	$196	$—	$—
Restricted cash (b)	28	—	—	28	—	—
Marketable securities held in rabbi trusts (c)	113	10	—	104	16	—
Derivative financial instruments (d)	—	60	—	—	48	—
Long-term other assets (e)	—	—	17	—	—	11
Total	$254	$70	$17	$328	$64	$11
Liabilities
Derivative financial instruments (d)	$—	$31	$—	$—	$43	$—
Total	$—	$31	$—	$—	$43	$—

(a)	Cash equivalents are comprised of money market funds.

(b)	Restricted cash is substantially all comprised of money market funds.

(c)
Level 1 and 2 marketable securities are held in rabbi trusts and are principally comprised of frequently-priced mutual funds invested in common stocks and other investments, respectively. Their use is restricted to funding certain deferred compensation and non-qualified U.S. pension plans.

(d)	See “Derivative Instruments and Hedging Activities” section below for detailed information regarding our derivative financial instruments.

(e)
Long-term other assets are comprised of an auction-rate security. The fair value was based on a broker quote in an inactive market, which is considered a Level 3 input. During 2013, there were no purchases or sales pertaining to this auction-rate security and, accordingly, the change in its fair value was based solely on the strengthening of the underlying credit.

Reconciliation of Changes in Carrying Amounts of Goodwill
The reconciliation of the changes in the carrying amounts of our goodwill, which goodwill has been allocated to our North America and EAA cruise brands, was as follows (in millions):

	North America Cruise Brands	EAA Cruise Brands	Total
Balance at November 30, 2011	$1,898	$1,424	$3,322
Ibero goodwill impairment charge (a)	—	(153)	(153)
Foreign currency translation adjustment	—	5	5
Balance at November 30, 2012	1,898	1,276	3,174
Foreign currency translation adjustment	—	36	36
Balance at November 30, 2013	$1,898	$1,312	$3,210

(a)
At February 29, 2012, given the state of the Spanish economy and considering the low level of Ibero’s estimated fair value in excess of its carrying value, we performed an impairment review of Ibero’s goodwill. During the review, we determined that the interim discounted future cash flow analysis that was used to estimate Ibero’s fair value was primarily impacted by slower than anticipated Ibero capacity growth. As a result, Ibero’s estimated fair value no longer exceeded its carrying value. Accordingly, we recognized a goodwill impairment charge of $153 million during the first quarter of 2012, which represented Ibero’s entire goodwill balance. At November 30, 2013, accumulated goodwill impairment charges were $153 million.

Reconciliation of Changes in Carrying Amounts of Intangible Assets Not Subject to Amortization, which Represents Trademarks
The reconciliation of the changes in the carrying amounts of our intangible assets not subject to amortization, which represent trademarks that have been allocated to our North America and EAA cruise brands, was as follows (in millions):

	North America Cruise Brands	EAA Cruise Brands	Total
Balance at November 30, 2011	$927	$386	$1,313
Ibero trademarks impairment charge (a)	—	(20)	(20)
Foreign currency translation adjustment	—	6	6
Balance at November 30, 2012	927	372	1,299
Ibero trademarks impairment charge (a)	—	(13)	(13)
Foreign currency translation adjustment	—	—	—
Balance at November 30, 2013	$927	$359	$1,286

(a)
At February 29, 2012, we also performed an interim impairment test of Ibero’s trademarks, which resulted in a $20 million impairment charge during the first quarter of 2012, based on the reduction of revenues primarily as a result of slower than anticipated Ibero capacity growth, which is considered a Level 3 input. In 2013, we recognized a $13 million impairment charge, which related to Ibero’s remaining trademarks’ carrying value.

Estimated Fair Values of Derivative Financial Instruments and Location on Consolidated Balance Sheets
The estimated fair values of our derivative financial instruments and their location on the Consolidated Balance Sheets were as follows (in millions):

		November 30,
	Balance Sheet Location	2013	2012
Derivative assets
Derivatives designated as hedging instruments
Net investment hedges (a)	Prepaid expenses and other	$—	$1
	Other assets – long-term	2	6
Foreign currency zero cost collars (b)	Prepaid expenses and other	—	11
	Other assets – long-term	8	5
Interest rate swaps (c)	Prepaid expenses and other	1	—
	Other assets – long-term	5	—
		16	23
Derivatives not designated as hedging instruments
Fuel (d)	Prepaid expenses and other	14	—
	Other assets – long-term	30	25
		44	25
Total derivative assets		$60	$48
Derivative liabilities
Derivatives designated as hedging instruments
Net investment hedges (a)	Accrued liabilities and other	$4	$—
Interest rate swaps (c)	Accrued liabilities and other	13	7
	Other long-term liabilities	13	17
		30	24
Derivatives not designated as hedging instruments
Fuel (d)	Accrued liabilities and other	—	16
	Other long-term liabilities	1	3
		1	19
Total derivative liabilities		$31	$43

(a)
At November 30, 2013 and 2012, we had foreign currency forwards totaling $578 million and $235 million, respectively, that are designated as hedges of our net investments in foreign operations, which have a euro-denominated functional currency. At November 30, 2013, these outstanding foreign currency forwards mature through July 2017.

(b)
At November 30, 2013 and 2012, we had foreign currency derivatives consisting of foreign currency zero cost collars that are designated as foreign currency cash flow hedges for a portion of our euro-denominated shipbuilding payments. See “Newbuild Currency Risks” below for additional information regarding these derivatives.

(c)
We have euro interest rate swaps designated as cash flow hedges whereby we receive floating interest rate payments in exchange for making fixed interest rate payments. At November 30, 2013 and 2012, these interest rate swap agreements have or will effectively change $909 million and $269 million, respectively, of EURIBOR-based floating rate euro debt to fixed rate euro debt. These interest rate swaps settle through March 2025. In addition, at November 30, 2013 we had U.S. dollar interest rate swaps designated as fair value hedges whereby we receive fixed interest rate payments in exchange for making floating interest rate payments. These interest rate swap agreements effectively changed $500 million of fixed rate debt to U.S. dollar LIBOR-based floating rate debt. These interest rate swaps settle through February 2016.

(d)
At November 30, 2013, we had fuel derivatives consisting of zero cost collars on Brent crude oil (“Brent”) to cover a portion of our estimated fuel consumption through 2017. See “Fuel Price Risks” below for additional information regarding these fuel derivatives. At November 30, 2012, we had fuel derivatives consisting of zero cost collars on Brent to cover a portion of our estimated fuel consumption through 2016.

Derivatives Qualifying and Designated as Hedging Instruments Recognized in Other Comprehensive Income
The effective portions of our derivatives qualifying and designated as hedging instruments recognized in other comprehensive income were as follows (in millions):

	November 30,
	2013	2012	2011
Net investment hedges	$(11)	$48	$(13)
Foreign currency zero cost collars – cash flow hedges	$(1)	$16	$76
Interest rate swaps – cash flow hedges	$2	$(11)	$(4)

Fuel Derivatives Outstanding
At November 30, 2013, our outstanding fuel derivatives consisted of zero cost collars on Brent to cover a portion of our estimated fuel consumption as follows:

Maturities (a)	Transaction Dates	Barrels (in thousands)	Weighted-Average Floor Prices	Weighted-Average Ceiling Prices	Percent of Estimated Fuel Consumption Covered
Fiscal 2014
	November 2011	2,112	$85	$114
	February 2012	2,112	$88	$125
	June 2012	2,376	$71	$116
	May 2013	1,728	$85	$108
		8,328			43%
Fiscal 2015
	November 2011	2,160	$80	$114
	February 2012	2,160	$80	$125
	June 2012	1,236	$74	$110
	April 2013	1,044	$80	$111
	May 2013	1,884	$80	$110
		8,484			43%
Fiscal 2016
	June 2012	3,564	$75	$108
	February 2013	2,160	$80	$120
	April 2013	3,000	$75	$115
		8,724			44%
Fiscal 2017
	February 2013	3,276	$80	$115
	April 2013	2,028	$75	$110
		5,304			27%

(a)	Fuel derivatives mature evenly over each month within the above fiscal periods.